UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq. UBS Asset Management One North Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Copy to:
Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036-6797

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2019

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Master Trust

Annual Report  |  April 30, 2019

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2018 to April 30, 2019.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2018	Ending account value April 30, 2019	Expenses paid during period[1] 11/01/18 to 04/30/19	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,012.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Government Master Fund
Actual	$1,000.00	$1,011.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,011.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,012.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,007.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	26 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	58.4%
France	8.2
Japan	6.7
Sweden	5.1
Singapore	4.6
Total	83.0%

Portfolio composition[2]
Commercial paper	52.5%
Repurchase agreements	20.3
Certificates of deposit	18.1
Time deposits	9.0
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	41 days

Portfolio composition[2]
US government and agency obligations	75.2%
Repurchase agreements	25.9
Other assets less liabilities	(1.1)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	18 days

Portfolio composition[2]
US government obligations	50.6%
Repurchase agreements	49.3
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	24 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	61.5%
France	11.7
Japan	5.6
Singapore	4.7
Canada	4.5
Total	88.0%

Portfolio composition[2]
Commercial paper	52.5%
Repurchase agreements	23.2
Certificates of deposit	14.5
Time deposits	9.7
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	9 days

Portfolio composition[2]
Municipal bonds	90.3%
Tax-exempt commercial paper	9.4
Other assets less liabilities	0.3
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Time deposits—9.0%
Banking-non-US—9.0%
ABN AMRO Bank NV 2.380%, due 05/01/19	$25,000,000	$25,000,000
Credit Agricole Corporate & Investment Bank 2.370%, due 05/01/19	9,000,000	9,000,000
Credit Industriel et Commercial 2.360%, due 05/01/19	380,000,000	380,000,000
Mizuho Corporate Bank Ltd. 2.440%, due 05/01/19	410,000,000	410,000,000
Natixis 2.400%, due 05/01/19	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB 2.360%, due 05/01/19	400,000,000	400,000,000
Total time deposits (cost—$1,424,000,000)		1,424,000,000

Certificates of deposit—18.1%
Banking-non-US—17.8%
Bank of Montreal 2.560%, due 07/08/19	160,000,000	160,033,722
SOFR + 0.440%, 2.920%, due 05/01/19[1]	70,000,000	70,004,955
Bank of Nova Scotia
1 mo. USD LIBOR + 0.260%, 2.734%, due 05/07/19[1]	60,000,000	60,000,960
BNP Paribas SA
1 mo. USD LIBOR + 0.140%, 2.620%, due 05/20/19[1]	120,000,000	120,018,272
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.200%, 2.702%, due 05/01/19[1]	50,000,000	50,000,395
China Construction Bank Corp. 2.420%, due 05/02/19	70,000,000	69,999,931
2.510%, due 05/23/19	50,000,000	50,000,056
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.130%, 2.609%, due 05/07/19[1]	81,000,000	81,010,602
1 mo. USD LIBOR + 0.200%, 2.695%, due 05/02/19[1]	10,000,000	10,003,763
1 mo. USD LIBOR + 0.220%, 2.707%, due 05/20/19[1]	48,000,000	48,019,515
Credit Agricole Corporate & Investment Bank 2.420%, due 05/06/19	52,100,000	52,099,825
Industrial & Commercial Bank of China Ltd. 2.410%, due 05/02/19	50,000,000	49,999,976
KBC Bank NV 2.450%, due 05/06/19	222,500,000	222,501,328
Mizuho Bank Ltd. 2.580%, due 07/23/19	35,000,000	35,004,238
2.580%, due 07/25/19	80,000,000	80,009,605
2.620%, due 05/10/19	120,000,000	120,004,399
MUFG Bank Ltd. 2.610%, due 05/10/19	100,000,000	100,005,340
Nordea Bank AB
1 mo. USD LIBOR + 0.170%, 2.643%, due 05/13/19[1]	57,000,000	57,012,319
3 mo. USD LIBOR + 0.070%, 2.711%, due 05/21/19[1]	42,000,000	42,001,479

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Norinchukin Bank Ltd. 2.400%, due 05/01/19	$45,000,000	$44,999,984
Oversea-Chinese Banking Corp. Ltd. 2.450%, due 05/06/19	55,000,000	54,999,962
1 mo. USD LIBOR + 0.130%, 2.609%, due 05/28/19[1]	52,000,000	51,999,145
3 mo. USD LIBOR, 2.736%, due 05/01/19[1]	75,000,000	74,999,948
1 mo. USD LIBOR + 0.250%, 2.743%, due 05/03/19[1]	60,000,000	60,000,241
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.020%, 2.602%, due 07/29/19[1]	60,000,000	60,002,887
1 mo. USD LIBOR + 0.170%, 2.643%, due 05/13/19[1]	50,000,000	50,003,817
3 mo. USD LIBOR + 0.070%, 2.651%, due 07/11/19[1]	75,000,000	75,022,824
Societe Generale
3 mo. USD LIBOR + 0.070%, 2.667%, due 07/15/19[1]	113,000,000	113,022,372
3 mo. USD LIBOR + 0.020%, 2.703%, due 05/20/19[1]	52,000,000	52,002,941
Sumitomo Mitsui Banking Corp. 2.590%, due 06/27/19	75,000,000	75,009,247
2.600%, due 05/30/19	52,500,000	52,505,750
2.600%, due 07/12/19	65,000,000	65,009,058
1 mo. USD LIBOR + 0.180%, 2.657%, due 05/28/19[1]	51,000,000	51,009,839
2.670%, due 06/14/19	100,000,000	100,022,914
1 mo. USD LIBOR + 0.190%, 2.673%, due 05/30/19[1]	111,000,000	111,022,004
Svenska Handelsbanken
1 mo. USD LIBOR + 0.170%, 2.657%, due 05/20/19[1]	20,000,000	20,002,414
3 mo. USD LIBOR + 0.140%, 2.737%, due 07/15/19[1]	75,000,000	75,057,426
3 mo. USD LIBOR + 0.100%, 2.839%, due 05/07/19[1]	20,000,000	20,000,345
1 mo. USD LIBOR + 0.380%, 2.862%, due 05/13/19[1]	65,000,000	65,097,182
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.330%, 2.825%, due 05/02/19[1]	60,000,000	60,033,217

		2,809,554,197

Banking-US—0.3%
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.190%, 2.928%, due 05/07/19[1]	42,000,000	42,001,484
Total certificates of deposit (cost—$2,851,105,588)		2,851,555,681

Commercial paper[2]—52.5%
Asset backed-miscellaneous—27.7%
Albion Capital Corp.
2.580%, due 05/21/19	60,501,000	60,414,393
2.580%, due 07/22/19	50,000,000	49,710,076

Prime Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Antalis S.A.
2.530%, due 05/02/19	$7,750,000	$7,748,943
2.530%, due 05/06/19	20,000,000	19,991,803
2.580%, due 06/13/19	35,000,000	34,892,670
2.580%, due 07/08/19	45,000,000	44,780,752
2.580%, due 07/11/19[3]	14,000,000	13,928,712
2.600%, due 05/09/19	85,000,000	84,947,661
2.600%, due 07/02/19	30,000,000	29,866,965
2.640%, due 05/06/19	18,310,000	18,302,496
Atlantic Asset Securitization LLC
2.460%, due 05/01/19	25,000,000	24,998,278
2.500%, due 05/31/19	35,000,000	34,923,417
Barton Capital Corp.
2.460%, due 05/01/19[3]	40,000,000	39,997,333
2.550%, due 07/11/19	75,000,000	74,611,500
2.580%, due 06/03/19	75,000,000	74,819,375
2.580%, due 06/10/19	110,000,000	109,676,157
2.620%, due 05/06/19	30,000,000	29,987,750
2.620%, due 05/10/19	35,000,000	34,975,792
CAFCO LLC
2.530%, due 06/07/19	59,000,000	58,844,244
2.540%, due 07/08/19	80,000,000	79,610,226
2.540%, due 07/12/19	35,000,000	34,819,234
Chariot Funding LLC
1 mo. USD LIBOR + 0.110%, 2.589%, due 05/28/19[1,3]	76,000,000	76,005,227
2.595%, due 07/10/19	72,000,000	71,642,302
1 mo. USD LIBOR + 0.160%, 2.634%, due 05/08/19[1,3]	71,000,000	71,018,771
Charta LLC
2.500%, due 05/02/19	20,000,000	19,997,303
2.520%, due 06/26/19[3]	40,000,000	39,840,020
2.540%, due 07/08/19	25,000,000	24,878,196
2.550%, due 06/17/19	45,000,000	44,849,160
2.550%, due 06/20/19	47,000,000	46,832,343
2.570%, due 05/21/19	25,000,000	24,964,008
Fairway Finance Corp.
2.440%, due 05/13/19	20,000,000	19,982,176
2.540%, due 07/02/19	20,000,000	19,910,960
2.540%, due 08/05/19	30,000,000	29,791,450
2.570%, due 06/04/19	50,000,000	49,877,646
2.570%, due 06/07/19	40,000,000	39,893,558
1 mo. USD LIBOR + 0.115%, 2.592%, due 05/16/19[1,3]	80,000,000	80,002,066
1 mo. USD LIBOR + 0.105%, 2.592%, due 05/20/19[1,3]	50,000,000	49,998,848
1 mo. USD LIBOR + 0.100%, 2.593%, due 05/03/19[1,3]	50,000,000	49,994,114
1 mo. USD LIBOR + 0.260%, 2.741%, due 05/10/19[1,3]	51,000,000	51,022,761
1 mo. USD LIBOR + 0.260%, 2.744%, due 05/13/19[1,3]	50,000,000	50,022,469
Gotham Funding Corp.
2.510%, due 06/25/19	20,000,000	19,921,444
2.560%, due 07/08/19	75,000,000	74,633,725

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Liberty Street Funding LLC
2.540%, due 06/04/19	$8,000,000	$7,980,579
2.540%, due 06/06/19	55,000,000	54,858,737
2.540%, due 06/07/19	25,000,000	24,934,002
2.540%, due 07/15/19	38,000,000	37,797,920
2.560%, due 05/21/19	50,000,000	49,927,725
2.560%, due 07/09/19	50,000,000	49,754,708
2.560%, due 08/01/19	19,000,000	18,876,605
2.560%, due 08/05/19	50,000,000	49,660,635
2.610%, due 05/01/19	10,000,000	9,999,319
2.800%, due 05/07/19	14,000,000	13,993,303
2.830%, due 05/03/19	50,000,000	49,989,771
2.887%, due 05/06/19	15,000,000	14,993,853
LMA Americas LLC
2.520%, due 06/11/19	10,000,000	9,970,180
2.540%, due 05/14/19	5,000,000	4,995,199
2.550%, due 08/08/19	70,000,000	69,498,333
2.590%, due 10/16/19	30,000,000	29,634,397
2.600%, due 06/12/19	50,000,000	49,847,290
2.610%, due 08/19/19	46,000,000	45,634,070
2.620%, due 09/12/19	35,000,000	34,660,719
2.630%, due 07/15/19	58,000,000	57,685,195
2.650%, due 08/14/19	50,000,000	49,620,167
2.720%, due 05/28/19	45,700,000	45,610,215
2.770%, due 05/14/19	52,000,000	51,950,071
2.820%, due 06/07/19	39,000,000	38,894,984
2.830%, due 06/10/19	39,000,000	38,886,515
Manhattan Asset Funding Co. LLC
2.540%, due 06/11/19[3]	50,000,000	49,853,816
2.540%, due 06/12/19	110,000,000	109,670,608
2.550%, due 06/05/19	32,900,000	32,817,816
2.550%, due 06/12/19	98,592,000	98,296,769
Nieuw Amsterdam Receivables Corp.
2.520%, due 05/08/19	30,000,000	29,983,460
2.520%, due 05/09/19	69,000,000	68,957,168
2.550%, due 07/05/19	40,000,000	39,812,707
2.550%, due 07/17/19	70,000,000	69,611,430
2.560%, due 06/14/19	29,700,000	29,606,074
Old Line Funding LLC
1 mo. USD LIBOR + 0.080%, 2.557%, due 05/16/19[1,3]	30,000,000	29,999,983
2.560%, due 10/09/19	25,000,000	24,713,125
1 mo. USD LIBOR + 0.130%, 2.604%, due 05/13/19[1,3]	50,000,000	49,999,958
3 mo. USD LIBOR + 0.030%, 2.625%, due 06/03/19[1,3]	55,000,000	54,999,761
3 mo. USD LIBOR + 0.040%, 2.638%, due 07/03/19[1,3]	50,000,000	49,999,788
1 mo. USD LIBOR + 0.230%, 2.704%, due 05/07/19[1,3]	25,000,000	25,003,968
1 mo. USD LIBOR + 0.240%, 2.742%, due 05/01/19[1,3]	30,000,000	30,005,246
1 mo. USD LIBOR + 0.330%, 2.802%, due 05/09/19[1,3]	42,000,000	42,012,954
1 mo. USD LIBOR + 0.330%, 2.804%, due 05/07/19[1,3]	35,000,000	35,010,596
2.820%, due 05/06/19	40,000,000	39,983,607

Prime Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Regency Markets No. 1 LLC
2.450%, due 05/02/19	$38,527,000	$38,521,748
Sheffield Receivables Corp.
2.560%, due 07/26/19	30,000,000	29,808,600
2.580%, due 07/18/19	62,000,000	61,644,487
Starbird Funding Corp.
2.540%, due 06/14/19	50,000,000	49,843,125
Thunder Bay Funding LLC
1 mo. USD LIBOR + 0.140%, 2.636%, due 05/13/19[1,3]	40,000,000	39,999,941
1 mo. USD LIBOR + 0.300%, 2.795%, due 05/02/19[1,3]	62,000,000	62,015,044
1 mo. USD LIBOR + 0.330%, 2.804%, due 05/07/19[1,3]	50,000,000	50,015,857
1 mo. USD LIBOR + 0.340%, 2.821%, due 05/24/19[1,3]	25,000,000	25,004,655
2.980%, due 06/17/19	30,000,000	29,899,440
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.200%, 2.677%, due 05/28/19[1,3]	40,000,000	39,999,977
1 mo. USD LIBOR + 0.220%, 2.693%, due 05/12/19[1,3]	67,000,000	67,003,493
Victory Receivables Corp.
2.540%, due 06/04/19	55,000,000	54,866,480
2.550%, due 06/14/19	18,500,000	18,441,956
2.560%, due 06/25/19	61,000,000	60,760,405

		4,364,744,858

Banking-non-US—17.5%
ANZ National International Ltd.
3 mo. USD LIBOR + 0.100%, 2.320%, due 05/09/19[1,3]	49,000,000	49,000,807
1 mo. USD LIBOR + 0.320%, 2.801%, due 05/24/19[1,3]	69,000,000	69,033,233
ASB Finance Ltd.
1 mo. USD LIBOR + 0.310%, 2.787%, due 05/07/19[1,3]	60,000,000	60,040,298
1 mo. USD LIBOR + 0.340%, 2.821%, due 05/10/19[1,3]	60,000,000	60,053,609
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.744%, due 05/08/19[1,3]	70,000,000	70,032,920
Bank of Nova Scotia
1 mo. USD LIBOR + 0.300%, 2.779%, due 05/07/19[1,3]	75,000,000	75,063,790
Banque et Caisse d’Epargne de l’Etat
2.540%, due 08/01/19	62,000,000	61,590,935
2.645%, due 06/07/19	91,500,000	91,263,274
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 2.460%, due 05/07/19[1,3,4]	72,000,000	72,013,067
BNP Paribas SA
2.560%, due 10/04/19	120,000,000	118,653,986
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.120%, 2.613%, due 05/03/19[1,3]	70,000,000	70,006,779
1 mo. USD LIBOR + 0.190%, 2.677%, due 05/20/19[1,3]	50,000,000	50,006,590

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
China Construction Bank Corp.
2.410%, due 05/06/19	$50,000,000	$49,979,784
2.540%, due 05/07/19	140,000,000	139,933,850
DBS Bank Ltd.
2.480%, due 05/02/19	59,000,000	58,992,031
2.520%, due 06/03/19	120,000,000	119,715,533
2.550%, due 07/15/19	120,000,000	119,360,333
2.600%, due 05/03/19	61,000,000	60,987,622
DNB Bank ASA
1 mo. USD LIBOR + 0.160%, 2.633%, due 05/15/19[1,3]	50,000,000	50,004,141
Federation Des Caisses
2.410%, due 05/02/19	120,000,000	119,983,886
Industrial & Commercial Bank of China Ltd.
2.510%, due 05/22/19	55,000,000	54,916,376
2.530%, due 05/08/19	105,000,000	104,943,650
Mitsubishi UFJ Trust & Banking Corp.
2.560%, due 07/08/19	150,000,000	149,272,912
Mizuho Bank Ltd.
2.565%, due 06/10/19	80,000,000	79,773,406
2.575%, due 06/13/19	51,090,000	50,934,579
Oversea-Chinese Banking Corp. Ltd.
3 mo. USD LIBOR + 0.010%, 2.618%, due 06/05/19[1,3]	17,000,000	16,999,914
1 mo. USD LIBOR + 0.260%, 2.733%, due 05/13/19[1,3]	40,000,000	40,004,351
Royal Bank of Canada
1 mo. USD LIBOR + 0.320%, 2.815%, due 05/02/19[1,3]	60,000,000	60,041,286
Sumitomo Mitsui Trust Bank Ltd.
2.510%, due 07/08/19	100,000,000	99,518,533
2.560%, due 06/04/19	45,000,000	44,892,244
2.570%, due 08/09/19	100,000,000	99,284,022
2.600%, due 07/15/19	60,000,000	59,680,040
Toronto Dominion Bank Ltd.
2.460%, due 05/07/19	80,000,000	79,962,355
1 mo. USD LIBOR + 0.330%, 2.804%, due 05/07/19[1,3]	55,000,000	55,040,154
United Overseas Bank Ltd.
2.550%, due 06/12/19	70,000,000	69,794,400
Westpac Banking Corp.
3 mo. USD LIBOR + 0.180%, 2.780%, due 07/02/19[1,3]	70,000,000	70,064,458
Westpac Securities NZ Ltd.
3 mo. USD LIBOR + 0.120%, 2.749%, due 05/28/19[1,3]	69,000,000	69,004,865

		2,769,844,013

Banking-US—1.6%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.160%, 2.634%, due 05/07/19[1,3]	20,000,000	20,003,693
1 mo. USD LIBOR + 0.150%, 2.637%, due 05/21/19[1,3]	47,000,000	47,005,316
Citigroup Global Markets Holdings, Inc.
2.540%, due 08/08/19	25,000,000	24,824,792
2.540%, due 10/07/19	32,000,000	31,632,640
2.560%, due 10/15/19	60,000,000	59,275,920

Prime Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
J.P. Morgan Securities LLC
2.870%, due 07/08/19	$70,000,000	$69,657,338

		252,399,699

Energy-integrated—2.0%
Sinopec Century Bright Capital Investment Ltd.
2.550%, due 05/02/19	180,000,000	179,976,029
2.550%, due 05/03/19	40,000,000	39,992,000
2.550%, due 05/07/19	27,000,000	26,987,348
2.570%, due 05/02/19	70,000,000	69,990,678

		316,946,055

Finance-other—3.7%
CNPC Finance HK Ltd.
2.680%, due 05/01/19	238,000,000	237,983,043
2.680%, due 05/02/19	35,000,000	34,995,009
2.680%, due 05/07/19	65,000,000	64,967,391
2.700%, due 05/02/19	40,000,000	39,994,296
2.800%, due 05/15/19	60,000,000	59,935,000
Collateralized Commercial Paper Co. LLC
2.570%, due 10/07/19	25,000,000	24,711,889
3 mo. USD LIBOR + 0.060%, 2.659%, due 05/28/19[1]	43,000,000	43,002,279
3 mo. USD LIBOR + 0.040%, 2.666%, due 05/28/19[1]	54,000,000	53,999,778
3 mo. USD LIBOR + 0.120%, 2.722%, due 06/25/19[1]	20,000,000	20,003,367

		579,592,052
Total Commercial paper (cost—$8,283,205,822)		8,283,526,677

Repurchase agreements—20.3%
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $275,093,000 US Treasury Bond, 3.750% due 11/15/43 and $806,197,300 US Treasury Notes, 2.000% to 2.375% due 04/30/20 to 05/31/24; (value—$1,122,000,063); proceeds: $1,100,084,028	1,100,000,000	1,100,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.600% due 05/01/19, collateralized by $7,551,097 Federal National Mortgage Association obligations, 6.500% to 8.500% due 06/18/27 to 12/25/41 and $169,599,616 various asset-backed convertible bonds, zero coupon to 11.000% due 06/01/21 to 01/28/70; (value—$140,155,767); proceeds: $130,009,389	130,000,000	130,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized by $553,365,000 US Treasury Bill, zero coupon due 04/23/20 and $1,023,750,000 US Treasury Notes, 2.000% to 2.625% due 06/15/21 to 11/30/24; (value—$1,560,604,321); proceeds: $1,530,116,875	$1,530,000,000	$1,530,000,000
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.750% due 05/01/19, collateralized by $400 US Treasury Bill, zero coupon due 07/18/19, $1,300 US Treasury Inflation Index Bonds, 0.875% to 1.000% due 02/15/47 to 02/15/48 and $260,238,500 US Treasury Notes, 1.625% to 3.000% due 07/31/22 to 11/15/26; (value—$255,000,032); proceeds: $250,019,097	250,000,000	250,000,000
Repurchase agreement dated 04/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.800% due 06/04/19, collateralized by $98,566,754 various asset-backed convertible bonds, 2.640% to 4.192% due 06/15/23 to 08/25/55; (value—$80,250,001); proceeds: $75,169,167[4,5]	75,000,000	75,000,000
Repurchase agreement dated 04/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.990% due 06/04/19, collateralized by $6,358,518 various asset-backed convertible bonds, zero coupon to 10.000% due 05/10/19 to 04/15/78 and 3,101,081 shares of various equity securities; (value—$133,750,166); proceeds: $125,301,076[4,6]	125,000,000	125,000,000
Total repurchase agreements (cost—$3,210,000,000)		3,210,000,000
Total investments (cost—$15,768,311,410 which approximates cost for federal income tax purposes)—99.9%		15,769,082,358

Other assets in excess of liabilities—0.1%		10,077,272
Net assets—100.0%		$15,779,159,630

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 29.

Prime Master Fund

Portfolio of investments—April 30, 2019

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$1,424,000,000	$—	$1,424,000,000
Certificates of deposit	—	2,851,555,681	—	2,851,555,681
Commercial paper	—	8,283,526,677	—	8,283,526,677
Repurchase agreements	—	3,210,000,000	—	3,210,000,000
Total	$—	$15,769,082,358	$—	$15,769,082,358

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,176,174,629, represented 13.8% of the Fund’s net assets at period end.

[4]	Illiquid investment at period end. Illiquid assets, in the amount of $272,013,067, represented 1.7% of the Fund’s net assets at period end.
[5]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.38%). The interest rate shown is the current rate as of April 30, 2019. and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

[6]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of April 30, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
US government and agency obligations—75.2%
Federal Farm Credit Bank
1 mo. USD LIBOR – 0.105%, 2.369%, due 05/17/19[1]	$10,000,000	$9,999,506
1 mo. USD LIBOR – 0.085%, 2.398%, due 05/30/19[1]	77,000,000	76,999,692
2.400%, due 11/25/19[2]	97,100,000	95,753,547
2.430%, due 07/31/19[2]	45,000,000	44,723,588
1 mo. USD LIBOR – 0.010%, 2.467%, due 05/25/19[1]	74,000,000	74,000,000
Federal Home Loan Bank
1 mo. USD LIBOR – 0.125%, 2.352%, due 05/16/19[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.110%, 2.363%, due 05/13/19[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.115%, 2.372%, due 05/19/19[1]	146,000,000	146,000,000
1 mo. USD LIBOR – 0.105%, 2.378%, due 05/26/19[1]	150,000,000	150,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/19/19[1]	67,000,000	67,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/20/19[1]	151,000,000	151,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/23/19[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.100%, 2.387%, due 05/21/19[1]	150,000,000	150,000,000
2.387%, due 05/29/19[2]	70,000,000	69,870,041
1 mo. USD LIBOR – 0.085%, 2.388%, due 05/13/19[1]	50,000,000	50,000,000
2.388%, due 05/31/19[2]	170,000,000	169,661,700
2.388%, due 07/12/19[2]	170,000,000	169,188,080
2.390%, due 06/12/19[2]	165,000,000	164,539,925
2.390%, due 07/08/19[2]	147,500,000	146,834,119
2.390%, due 07/10/19[2]	162,000,000	161,247,150
1 mo. USD LIBOR – 0.090%, 2.391%, due 05/10/19[1]	59,000,000	59,000,000
1 mo. USD LIBOR – 0.090%, 2.394%, due 05/11/19[1]	85,000,000	85,000,000
2.399%, due 05/08/19[2]	55,000,000	54,974,344
1 mo. USD LIBOR – 0.080%, 2.399%, due 05/27/19[1]	148,000,000	148,000,000
2.399%, due 07/19/19[2]	170,000,000	169,105,040
2.400%, due 08/01/19[2]	77,000,000	76,527,733
2.400%, due 09/11/19[2]	77,000,000	76,317,267
2.400%, due 10/21/19[2]	123,500,000	122,075,633
2.402%, due 05/03/19[2]	173,000,000	172,976,914
1 mo. USD LIBOR – 0.070%, 2.402%, due 05/09/19[1]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.085%, 2.402%, due 05/21/19[1]	77,000,000	77,000,000
2.405%, due 05/10/19[2]	152,000,000	151,908,610
2.405%, due 05/15/19[2]	65,000,000	64,939,207
2.407%, due 05/03/19[2]	45,000,000	44,993,983
1 mo. USD LIBOR – 0.085%, 2.408%, due 05/03/19[1]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.065%, 2.409%, due 05/17/19[1]	85,000,000	85,000,000

	Face Amount	Value
US government and agency obligations—(continued)
2.409%, due 06/19/19[2]	$165,000,000	$164,458,979
2.410%, due 05/15/19[2]	170,000,000	169,840,672
2.410%, due 07/11/19[2]	103,500,000	103,008,059
2.410%, due 07/18/19[2]	200,000,000	198,955,667
2.410%, due 08/02/19[2]	24,840,000	24,685,350
2.410%, due 10/25/19[2]	77,000,000	76,087,614
1 mo. USD LIBOR – 0.065%, 2.415%, due 05/18/19[1]	53,000,000	53,000,000
2.415%, due 05/21/19[2]	145,000,000	144,805,458
2.415%, due 06/12/19[2]	155,000,000	154,563,288
2.415%, due 06/26/19[2]	162,000,000	161,391,420
2.415%, due 07/03/19[2]	65,000,000	64,725,294
2.415%, due 08/15/19[2]	74,000,000	73,473,798
1 mo. USD LIBOR – 0.055%, 2.418%, due 05/14/19[1]	68,000,000	68,000,000
2.420%, due 05/15/19[2]	57,000,000	56,946,357
2.420%, due 05/22/19[2]	96,000,000	95,864,480
2.420%, due 05/24/19[2]	255,000,000	254,605,742
2.420%, due 06/14/19[2]	84,275,000	84,025,733
2.420%, due 06/17/19[2]	128,000,000	127,595,591
2.420%, due 07/01/19[2]	75,000,000	74,692,458
2.422%, due 06/19/19[2]	165,000,000	164,456,059
2.423%, due 05/24/19[2]	170,000,000	169,736,835
2.423%, due 05/29/19[2]	170,000,000	169,679,626
2.425%, due 05/22/19[2]	31,790,000	31,745,030
2.425%, due 07/15/19[2]	100,000,000	99,494,792
2.430%, due 05/15/19[2]	85,800,000	85,718,919
2.430%, due 05/17/19[2]	107,000,000	106,884,440
2.430%, due 05/30/19[2]	54,310,000	54,203,688
2.430%, due 09/25/19[2]	173,000,000	171,283,408
2.432%, due 06/10/19[2]	128,000,000	127,654,116
2.435%, due 05/01/19[2]	153,000,000	153,000,000
2.435%, due 06/19/19[2]	212,000,000	211,297,367
2.435%, due 07/17/19[2]	297,000,000	295,453,166
2.435%, due 10/01/19[2]	143,000,000	141,520,129
2.437%, due 09/20/19[2]	49,000,000	48,528,982
1 mo. USD LIBOR – 0.045%, 2.438%, due 05/26/19[1]	75,000,000	75,000,000
2.440%, due 10/02/19[2]	148,000,000	146,455,209
2.440%, due 10/17/19[2]	24,600,000	24,318,221
2.440%, due 10/21/19[2]	98,500,000	97,345,033
1 mo. USD LIBOR – 0.040%, 2.443%, due 05/26/19[1]	75,000,000	75,000,000
2.445%, due 05/17/19[2]	165,000,000	164,820,700
1 mo. USD LIBOR – 0.045%, 2.448%, due 05/03/19[1]	109,000,000	109,000,000
1 mo. USD LIBOR – 0.035%, 2.448%, due 05/30/19[1]	70,000,000	70,000,000
2.450%, due 09/11/19[2]	20,200,000	20,017,162
2.450%, due 09/13/19[2]	28,600,000	28,337,238
2.455%, due 10/11/19[2]	75,000,000	74,166,323
1 mo. USD LIBOR – 0.020%, 2.457%, due 05/25/19[1]	75,000,000	75,000,000
2.460%, due 08/21/19[2]	270,000,000	267,933,600
3 mo. USD LIBOR – 0.265%, 2.473%, due 05/02/19[1]	96,000,000	95,986,774
1 mo. USD LIBOR – 0.025%, 2.474%, due 05/09/19[1]	148,000,000	148,000,000

Government Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
US government and agency obligations—(concluded)
3 mo. USD LIBOR – 0.160%, 2.491%, due 05/24/19[1]	$74,000,000	$ 74,007,403
2.510%, due 04/02/20	148,400,000	148,400,000
2.526%, due 07/05/19[2]	3,000,000	2,986,675
SOFR + 0.065%, 2.545%, due 05/01/19[1]	64,000,000	64,000,000
US Treasury Bills
2.492%, due 05/02/19[2]	103,000,000	102,993,053
2.513%, due 05/09/19[2]	110,000,000	109,940,172
2.746%, due 11/07/19[2]	200,000,000	197,215,972
US Treasury Notes
3 mo. Treasury money market yield + 0.033%, 2.448%, due 05/01/19[1]	274,000,000	274,006,685
3 mo. Treasury money market yield + 0.045%, 2.460%, due 05/01/19[1]	46,000,000	45,997,951
3 mo. Treasury money market yield + 0.060%, 2.475%, due 05/01/19[1]	100,000,000	100,026,794
3 mo. Treasury money market yield + 0.115%, 2.530%, due 05/01/19[1]	75,000,000	74,925,275
Total US government and agency obligations (cost—$10,733,898,836)		10,733,898,836

Repurchase agreements—25.9%
Repurchase agreement dated 04/24/19 with Barclays Bank PLC, 2.430% due 05/01/19, collateralized by $955,655,521 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 01/15/21 to 11/25/50, $126,301,557 Federal National Mortgage Association obligations, 3.464% to 6.600% due 03/18/27 to 11/01/42 and $50,966,060 Government National Mortgage Association obligations, 3.500% to 4.000% due 08/20/47 to 10/20/48; (value—$102,440,056); proceeds: $100,047,250	100,000,000	100,000,000
Repurchase agreement dated 04/25/19 with Barclays Bank PLC, 2.430% due 05/02/19, collateralized by $153,673,905 Federal Home Loan Mortgage Corp. obligations, 1.466% to 3.716% due 08/15/47 to 09/15/48 and $333,112,083 Government National Mortgage Association obligations, 3.000% to 3.962% due 04/20/41 to 03/20/49; (value—$103,000,000); proceeds: $100,047,250	100,000,000	100,000,000
Repurchase agreement dated 04/29/19 with Barclays Bank PLC, 2.470% due 05/06/19, collateralized by $150,240,675 Government National Mortgage Association obligations, 3.000% to 3.500% due 01/20/42 to 03/20/48; (value—$103,000,000); proceeds: $100,048,028	100,000,000	100,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $11,415,200 US Treasury Bond, 3.750% due 11/15/43 and $1,333,646,400 US Treasury Notes, 1.125% to 2.250% due 05/15/20 to 02/15/27; (value—$1,326,000,089); proceeds: $1,300,099,306	$1,300,000,000	$1,300,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.740% due 05/01/19, collateralized by $2,040 Federal National Mortgage Association obligations, zero coupon to 1.625% due 10/09/19 to 01/21/20, $100,215,900 US Treasury Notes, 2.349% to 2.750% due 10/31/20 to 11/30/20, $800 US Treasury Bond Principal STRIP, zero coupon due 08/15/42 and $52 US Treasury Bond STRIP, zero coupon due 08/15/37; (value—$102,000,000); proceeds: $100,007,611	100,000,000	100,000,000
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized $531,475,000 US Treasury Bill, zero coupon due 04/23/20 and $466,400,000 US Treasury Inflation Index Bond, 0.125% due 04/15/20; (value—$1,020,001,663); proceeds: $1,000,076,389	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.750% due 05/01/19, collateralized by $51,375,300 US Treasury Note, 2.250% due 03/31/26; (value—$51,000,017); proceeds: $50,003,819	50,000,000	50,000,000
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.770% due 05/01/19, collateralized by $58,541,716 Federal Home Loan Mortgage Corp. obligations, 4.000% to 4.500% due 02/01/47 to 11/01/47, $58,300,038 Federal National Mortgage Association obligations, 2.500% to 4.000% due 10/01/26 to 01/01/58; (value—$102,000,000); proceeds: $100,007,694	100,000,000	100,000,000
Repurchase agreement dated 04/30/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.520% due 05/07/19, collateralized by $154,839,000 Federal Home Loan Bank obligations, zero coupon due 10/18/19 to 10/23/19; (value—$153,000,713); proceeds: $150,073,500	150,000,000	150,000,000

Government Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 01/28/19 with MUFG Securities Americas Inc., 2.470% due 06/04/19, collateralized by $163,800,584 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.000% due 07/15/28 to 06/15/52, $376,207,390 Federal National Mortgage Association obligations, 2.000% to 4.000% due 09/25/29 to 09/25/48 and $49,553,581 Government National Mortgage Association obligations, 2.000% to 4.000% due 12/20/43 to 11/20/48; (value—$510,000,000); proceeds: $503,156,111[3,4]	$500,000,000	$500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/19 with Toronto- Dominion Bank, 2.750% due 05/01/19, collateralized by $198,423,847 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.500% due 05/15/19 to 01/01/49 and $402,601,085 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/20 to 03/01/49; (value—$204,000,000); proceeds: $200,015,278	$200,000,000	$200,000,000
Total repurchase agreements (cost—$3,700,000,000)		3,700,000,000
Total investments (cost—$14,433,898,836 which approximates cost for federal income tax purposes)—101.1%		14,433,898,836

Liabilities in excess of other assets—(1.1)%		(155,411,564)
Net assets—100.0%		$14,278,487,272

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 29.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,733,898,836	$—	$10,733,898,836
Repurchase agreements	—	3,700,000,000	—	3,700,000,000
Total	$—	$14,433,898,836	$—	$14,433,898,836

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.5% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.22%). The interest rate shown is the current rate as of April 30, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
US government obligations—50.6%
US Treasury Bills 2.418%, due 06/11/19[1]	$400,000,000	$398,917,372
2.419%, due 07/05/19[1]	400,000,000	398,284,723
2.424%, due 07/25/19[1]	200,000,000	198,878,000
2.429%, due 06/18/19[1]	200,000,000	199,363,467
2.430%, due 07/18/19[1]	200,000,000	198,967,800
2.435%, due 06/06/19[1]	340,000,000	339,188,050
2.441%, due 05/23/19[1]	392,000,000	391,427,127
2.441%, due 06/13/19[1]	400,000,000	398,855,597
2.446%, due 05/07/19[1]	400,000,000	399,839,716
2.453%, due 05/14/19[1]	200,000,000	199,825,944
2.453%, due 05/21/19[1]	200,000,000	199,732,167
2.454%, due 05/16/19[1]	164,000,000	163,836,000
2.458%, due 06/27/19[1]	400,000,000	398,474,299
2.465%, due 06/20/19[1]	400,000,000	398,657,361
2.492%, due 05/02/19[1]	130,000,000	129,991,232
2.513%, due 05/09/19[1]	140,000,000	139,923,855
2.746%, due 11/07/19[1]	250,000,000	246,519,965
US Treasury Notes 0.875%, due 05/15/19	100,000,000	99,939,579
1.125%, due 05/31/19	90,000,000	89,901,511
1.250%, due 05/31/19	100,000,000	99,898,604
1.500%, due 11/30/19	256,000,000	254,175,548
3 mo. Treasury money market yield, 2.415%, due 05/01/19[2]	650,000,000	649,898,323
3 mo. Treasury money market yield + 0.033%, 2.448%, due 05/01/19[2]	600,000,000	599,946,510
3 mo. Treasury money market yield + 0.043%, 2.458%, due 05/01/19[2]	500,000,000	499,869,574
3 mo. Treasury money market yield + 0.045%, 2.460%, due 05/01/19[2]	54,000,000	53,997,595
3 mo. Treasury money market yield + 0.048%, 2.463%, due 05/01/19[2]	650,000,000	650,019,502
3 mo. Treasury money market yield + 0.060%, 2.475%, due 05/01/19[2]	580,000,000	580,054,411
3 mo. Treasury money market yield + 0.115%, 2.530%, due 05/01/19[2]	335,000,000	334,723,335
Total US government obligations (cost—$8,713,107,167)		8,713,107,167

Repurchase agreements—49.3%
Repurchase agreement dated 04/24/19 with Barclays Bank PLC, 2.420% due 05/01/19, collateralized by $92,108,800 US Treasury Bill, zero coupon due 06/13/19 and $110,490,400 US Treasury Note, 2.875% due 10/15/21; (value—$204,000,022); proceeds: $200,094,111	200,000,000	200,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/25/19 with Barclays Bank PLC, 2.420% due 05/02/19, collateralized by $102,300,700 US Treasury Bill, zero coupon due 06/13/19; (value—$102,000,038); proceeds: $100,047,056	$100,000,000	$100,000,000
Repurchase agreement dated 04/26/19 with Barclays Bank PLC, 2.440% due 05/03/19, collateralized by $305,792,600 US Treasury Notes, 2.250% to 2.875% due 04/30/21 to 10/15/21; (value—$306,000,044); proceeds: $300,142,333	300,000,000	300,000,000
Repurchase agreement dated 04/29/19 with Barclays Bank PLC, 2.460% due 05/06/19, collateralized by $306,300,200 US Treasury Note, 2.250% due 04/30/21; (value—$306,000,026); proceeds: $300,143,500	300,000,000	300,000,000
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.490% due 05/07/19, collateralized by $410,965,000 US Treasury Bills, zero coupon due 07/11/19 to 08/22/19; (value—$408,000,016); proceeds: $400,193,667	400,000,000	400,000,000
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $153,451,000 US Treasury Bill, zero coupon due 06/13/19; (value—$153,000,008); proceeds: $150,011,458	150,000,000	150,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.730% due 05/01/19, collateralized by $3,203,000 US Treasury Bill, zero coupon due 05/09/19, $100,541,100 US Treasury Bonds, 4.375% to 5.000% due 05/15/37 to 11/15/39, $1,000 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $748,299,900 US Treasury Notes, 2.250% to 2.875% due 04/15/21 to 11/30/25 and $50,589,289 US Treasury Bond STRIP, zero coupon due 02/15/30; (value—$918,000,000); proceeds: $900,068,250	900,000,000	900,000,000
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized by $921,600,000 US Treasury Inflation Index Notes, 0.125% to 1.875% due 07/15/19 to 04/15/20 and $1,594,395,000 US Treasury Notes, 1.000% to 2.500% due 06/30/19 to 05/31/24; (value—$2,652,006,696); proceeds: $2,600,198,611	2,600,000,000	2,600,000,000
Repurchase agreement dated 04/30/19 with Goldman Sachs & Co., 2.470% due 05/07/19, collateralized by $240,504,000 US Treasury Note, 2.250% due 12/31/24, $43,496,000 US Treasury Bonds Principal STRIP, zero coupon due 11/15/44 and $92,578,040 US Treasury Bond STRIPs, zero coupon due 02/15/39 to 02/15/49; (value—$306,000,001); proceeds: $300,144,083	300,000,000	300,000,000

Treasury Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.750% due 05/01/19, collateralized by $99,349,900 US Treasury Note, 2.750% due 02/15/28; (value—$102,000,014); proceeds: $100,007,639	$100,000,000	$100,000,000
Repurchase agreement dated 04/30/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.500% due 05/07/19, collateralized by $131,792,800 US Treasury Inflation Index Note, 1.250% due 07/15/20 and $304,914,200 US Treasury Notes, 1.500% to 3.375% due 11/15/19 to 03/31/23; (value—$459,000,035); proceeds: $450,218,750	450,000,000	450,000,000
Repurchase agreement dated 04/30/19 with Mizuho Securities USA LLC, 2.700% due 05/01/19, collateralized by $32,027,900 US Treasury Bills, zero coupon due 08/22/19 to 09/26/19 and $481,825,300 US Treasury Notes, 1.250% to 2.250% due 02/29/20 to 11/15/27; (value—$510,000,012); proceeds: $500,037,500	500,000,000	500,000,000
Repurchase agreement dated 04/24/19 with MUFG Securities (Canada) Ltd., 2.390% due 05/01/19, collateralized by $100 US Treasury Bond, 3.000% due 05/15/47 and $299,607,600 US Treasury Notes, 1.375% to 2.875% due 05/31/20 to 03/31/25; (value—$306,000,032); proceeds: $300,139,417	300,000,000	300,000,000
Repurchase agreement dated 04/29/19 with MUFG Securities Americas Inc., 2.420% due 05/06/19, collateralized by $200 US Treasury Bill, zero coupon due 07/05/19, $114,478,500 US Treasury Bonds, 3.000% to 6.125% due 08/15/29 to 02/15/47, $50,000,000 US Treasury Inflation Index Bond, 1.000% due 02/15/46, $114,690,100 US Treasury Inflation Index Notes, 0.375% to 1.375% due 01/15/20 to 01/15/27, $188,395,900 US Treasury Notes, 2.250% to 2.750% due 08/31/23 to 08/15/27 and $3,138,910 US Treasury Bond STRIPs, zero coupon due 08/15/21; (value—$510,000,023); proceeds: $500,235,278	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/19 with MUFG Securities (Canada) Ltd., 2.450% due 05/07/19, collateralized by $299,815,300 US Treasury Notes, 2.250% to 2.875% due 07/31/21 to 08/31/25; (value—$306,000,035); proceeds: $300,142,917	$300,000,000	$300,000,000
Repurchase agreement dated 04/30/19 with MUFG Securities Americas Inc., 2.700% due 05/01/19, collateralized by $49,699,000 US Treasury Inflation Index Note, 0.625% due 01/15/26 and $455,636,200 US Treasury Notes, 1.375% to 2.750% due 07/31/19 to 01/31/26; (value—$510,000,003); proceeds: $500,037,500	500,000,000	500,000,000
Repurchase agreement dated 04/30/19 with MUFG Securities (Canada) Ltd., 2.700% due 05/01/19, collateralized by $150,000,000 US Treasury Inflation Index Note, 0.125% due 07/15/26 and $453,883,000 US Treasury Notes, 1.375% to 3.500% due 05/15/20 to 12/31/23; (value—$612,000,018); proceeds: $600,045,000	600,000,000	600,000,000
Total repurchase agreements (cost—$8,500,000,000)		8,500,000,000
Total investments (cost—$17,213,107,167 which approximates cost for federal income tax purposes)—99.9%		17,213,107,167

Other assets in excess of liabilities—0.1%		9,582,802
Net assets—100.0%		$17,222,689,969

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 29.

Treasury Master Fund

Portfolio of investments—April 30, 2019

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$8,713,107,167	$—	$8,713,107,167
Repurchase agreements	—	8,500,000,000	—	8,500,000,000
Total	$—	$17,213,107,167	$—	$17,213,107,167

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Time deposits—9.7%
Banking-non-US—9.7%
ABN Amro Bank NV 2.380%, due 05/01/19	$25,000,000	$25,000,000
Credit Agricole Corporate & Investment Bank 2.370%, due 05/01/19	2,000,000	2,000,000
Credit Industriel et Commercial 2.360%, due 05/01/19	100,000,000	100,000,000
Mizuho Corporate Bank Ltd. 2.440%, due 05/01/19	150,000,000	150,000,000
Natixis 2.400%, due 05/01/19	200,000,000	200,000,000
Total time deposits (cost—$477,000,000)		477,000,000

Certificates of deposit—14.5%
Banking-non-US—14.5%
Bank of Montreal 2.560%, due 07/08/19	50,000,000	50,000,000
2.780%, due 06/06/19	14,500,000	14,500,000
1 mo. SOFR + 0.440%, 2.920%, due 05/09/19[1]	15,000,000	15,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.260%, 2.734%, due 05/07/19[1]	15,000,000	15,000,000
BNP Paribas SA
1 mo. USD LIBOR + 0.140%, 2.620%, due 09/18/19[1]	36,000,000	36,000,000
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.200%, 2.936%, due 05/01/19[1]	16,000,000	16,000,000
China Construction Bank Corp. 2.510%, due 05/23/19	15,000,000	15,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.220%, 2.707%, due 07/19/19[1]	14,000,000	14,000,000
Credit Agricole Corporate & Investment Bank 2.420%, due 05/06/19	42,000,000	42,000,000
Mitsubishi UFJ Trust & Banking Corp. 2.590%, due 10/29/19	32,000,000	32,000,000
Mizuho Bank Ltd. 2.580%, due 07/23/19	10,000,000	10,000,000
2.620%, due 05/10/19	35,000,000	35,000,000
MUFG Bank Ltd. 2.580%, due 05/01/19	35,000,000	35,000,000
2.610%, due 05/10/19	35,000,000	35,000,000
Nordea Bank AB
1 mo. USD LIBOR + 0.170%, 2.643%, due 06/13/19[1]	17,000,000	17,000,000
Norinchukin Bank Ltd. 2.400%, due 05/01/19	30,000,000	30,000,000
Oversea-Chinese Banking Corp. Ltd. 2.545%, due 06/24/19	49,000,000	48,999,516
1 mo. USD LIBOR + 0.130%, 2.609%, due 11/27/19[1]	16,000,000	16,000,000
3 mo. USD LIBOR, 2.736%, due 11/01/19[1]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.250%, 2.743%, due 05/03/19[1]	15,000,000	15,000,000

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.020%, 2.602%, due 10/28/19[1]	$20,000,000	$20,000,000
3 mo. USD LIBOR + 0.070%, 2.651%, due 10/11/19[1]	20,000,000	20,000,000
Societe Generale
3 mo. USD LIBOR + 0.070%, 2.667%, due 07/15/19[1]	30,000,000	30,000,000
Sumitomo Mitsui Trust Bank Ltd. 2.590%, due 06/27/19	23,000,000	23,000,000
2.600%, due 05/30/19	16,000,000	16,000,000
2.600%, due 07/12/19	33,000,000	33,000,000
Svenska Handelsbanken
1 mo. USD LIBOR + 0.170%, 2.657%, due 05/20/19[1]	16,000,000	16,000,000
3 mo. USD LIBOR + 0.140%, 2.737%, due 01/14/20[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.340%, 2.827%, due 11/21/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.380%, 2.862%, due 12/12/19[1]	15,000,000	15,000,000
Total certificates of deposit (cost—$706,499,516)		706,499,516

Commercial paper[2]—52.5%
Asset backed-miscellaneous—28.8%
Albion Capital Corp. 2.580%, due 07/22/19	33,000,000	32,806,070
Antalis S.A. 2.530%, due 05/06/19	10,000,000	9,996,486
2.580%, due 06/13/19	15,000,000	14,953,775
2.580%, due 07/08/19	14,000,000	13,931,773
2.580%, due 07/11/19[3]	16,000,000	15,918,587
2.600%, due 05/09/19	40,350,000	40,326,687
2.600%, due 07/02/19	15,000,000	14,932,833
2.640%, due 05/06/19	15,000,000	14,994,500
Atlantic Asset Securitization LLC 2.460%, due 05/01/19	75,000,000	75,000,000
2.500%, due 05/31/19	15,000,000	14,968,750
2.550%, due 06/26/19	28,000,000	27,888,933
Barton Capital Corp. 2.460%, due 05/01/19[3]	5,000,000	5,000,000
2.580%, due 06/03/19	25,000,000	24,940,875
2.580%, due 06/10/19	25,000,000	24,928,333
2.620%, due 05/06/19	10,000,000	9,996,361
CAFCO LLC 2.530%, due 06/07/19	16,000,000	15,958,396
2.540%, due 07/08/19	20,000,000	19,904,045
2.540%, due 07/12/19	10,000,000	9,949,200
Chariot Funding LLC
1 mo. USD LIBOR + 0.160%, 2.634%, due 08/08/19[1,3]	20,000,000	20,000,000
Charta LLC 2.500%, due 05/02/19	15,000,000	14,998,958
2.520%, due 06/26/19[3]	10,000,000	9,960,800
2.540%, due 07/08/19	15,000,000	14,928,033

Prime CNAV Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
2.550%, due 06/20/19	$13,000,000	$12,953,958
2.570%, due 05/21/19	15,000,000	14,978,583
Fairway Finance Co. LLC 2.440%, due 05/08/19	20,000,000	19,990,511
2.440%, due 05/13/19	10,000,000	9,991,867
2.540%, due 07/02/19	10,000,000	9,956,256
1 mo. USD LIBOR + 0.110%, 2.590%, due 09/20/19[1,3]	25,000,000	24,999,035
1 mo. USD LIBOR + 0.260%, 2.741%, due 05/10/19[1,3]	13,000,000	13,000,000
Gotham Funding Corp. 2.520%, due 05/13/19	14,500,000	14,487,820
2.560%, due 07/08/19	25,000,000	24,879,111
Liberty Street Funding LLC 2.540%, due 06/04/19	3,000,000	2,992,803
2.540%, due 06/06/19	15,000,000	14,961,900
2.540%, due 06/07/19	15,000,000	14,960,842
2.540%, due 07/15/19	12,000,000	11,936,500
2.550%, due 06/10/19	5,300,000	5,284,983
2.560%, due 08/01/19	6,000,000	5,960,747
2.570%, due 07/02/19	19,000,000	18,915,904
2.800%, due 05/07/19	18,000,000	17,991,600
2.820%, due 05/06/19	22,000,000	21,991,383
LMA Americas LLC 2.520%, due 06/11/19	10,000,000	9,971,300
2.540%, due 05/14/19	9,000,000	8,991,745
2.550%, due 08/08/19	20,000,000	19,859,750
2.590%, due 10/16/19	10,000,000	9,879,133
2.610%, due 08/19/19	16,000,000	15,872,400
2.620%, due 09/12/19	20,000,000	19,804,956
2.630%, due 07/15/19	17,000,000	16,906,854
2.750%, due 05/14/19	25,000,000	24,975,174
2.820%, due 06/07/19	11,000,000	10,968,118
2.830%, due 06/10/19	11,000,000	10,965,411
Manhattan Asset Funding Co. LLC 2.540%, due 06/11/19[3]	30,000,000	29,913,217
2.540%, due 06/12/19	30,000,000	29,911,100
2.550%, due 05/23/19	50,000,000	49,922,084
2.550%, due 06/05/19	10,000,000	9,975,208
Nieuw Amsterdam Receivables Corp. 2.520%, due 05/03/19[3]	25,000,000	24,996,500
2.520%, due 05/08/19	10,000,000	9,995,100
2.520%, due 05/09/19	21,000,000	20,988,240
2.550%, due 07/05/19	15,000,000	14,930,938
2.550%, due 07/17/19	22,000,000	21,880,008
Old Line Funding LLC
1 mo. USD LIBOR + 0.080%, 2.557%, due 07/16/19[1,3]	30,000,000	30,000,000
2.560%, due 10/09/19	25,000,000	24,713,778
3 mo. USD LIBOR + 0.030%, 2.625%, due 12/03/19[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.150%, 2.630%, due 12/20/19[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.230%, 2.704%, due 08/07/19[1,3]	23,000,000	23,000,000
1 mo. USD LIBOR + 0.330%, 2.802%, due 08/09/19[1,3]	8,000,000	8,000,000

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
1 mo. USD LIBOR + 0.330%, 2.804%, due 08/07/19[1,3]	$15,000,000	$15,000,000
Regency Markets No. 1 LLC 2.450%, due 05/02/19	5,000,000	4,999,660
Sheffield Receivables Co. LLC 2.580%, due 07/18/19	20,000,000	19,888,200
Starbird Funding Corp. 2.540%, due 06/14/19	40,000,000	39,875,822
Thunder Bay Funding LLC
1 mo. USD LIBOR + 0.140%, 2.636%, due 12/11/19[1,3]	17,000,000	17,000,000
1 mo. USD LIBOR + 0.300%, 2.795%, due 08/02/19[1,3]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.340%, 2.821%, due 06/24/19[1,3]	25,000,000	25,000,000
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.200%, 2.677%, due 06/04/19[1,3]	23,000,000	23,000,000
1 mo. USD LIBOR + 0.220%, 2.693%, due 08/12/19[1,3]	15,000,000	15,000,000
Victory Receivables Corp. 2.520%, due 05/06/19	26,000,000	25,990,900
2.550%, due 06/14/19	15,000,000	14,953,250

		1,406,646,044

Banking-non-US—16.4%
ANZ New Zealand International Ltd.
1 mo. USD LIBOR + 0.320%, 2.801%, due 05/24/19[1,3]	16,000,000	16,000,000
ASB Finance Ltd.
1 mo. USD LIBOR + 0.310%, 2.787%, due 08/05/19[1,3]	15,000,000	15,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.744%, due 07/08/19[1,3]	19,000,000	19,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.300%, 2.779%, due 10/04/19[1,3]	20,000,000	20,000,000
Banque et Caisse d’Epargne de L’Etat 2.540%, due 08/01/19	20,000,000	19,870,178
2.645%, due 06/07/19	26,000,000	25,929,320
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 2.932%, due 05/07/19[1,3,4]	18,000,000	18,000,000
BNP Paribas SA 2.560%, due 10/04/19	35,000,000	34,611,733
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.120%, 2.613%, due 09/03/19[1,3]	21,000,000	21,000,000
China Construction Bank Corp. 2.410%, due 05/06/19	10,000,000	9,996,653
2.540%, due 05/07/19	50,000,000	49,978,833
DBS Bank Ltd. 2.480%, due 05/02/19	28,000,000	27,998,071
2.520%, due 06/03/19	35,000,000	34,919,150
2.550%, due 07/15/19	13,000,000	12,930,938
2.600%, due 05/03/19	17,500,000	17,497,472

Prime CNAV Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Federation des Caisses Desjardins du Quebec 2.410%, due 05/02/19	$45,000,000	$44,996,987
Industrial & Commercial Bank of China Ltd. 2.510%, due 05/22/19	25,000,000	24,963,396
2.530%, due 05/08/19	30,000,000	29,985,242
Mitsubishi UFJ Trust & Banking Corp. 2.560%, due 07/08/19	25,000,000	24,879,111
Mizuho Bank Ltd. 2.565%, due 06/10/19	25,000,000	24,928,750
MUFG Bank Ltd. 2.540%, due 05/07/19	15,000,000	14,993,650
Nordea Bank AB 2.565%, due 05/14/19	30,000,000	29,972,212
Oversea-Chinese Banking Corp. Ltd.
3 mo. USD LIBOR + 0.010%, 2.618%, due 12/05/19[1,3]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.260%, 2.733%, due 05/13/19[1,3]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.260%, 2.733%, due 05/14/19[1,3]	15,000,000	15,000,000
Royal Bank of Canada
1 mo. USD LIBOR + 0.320%, 2.815%, due 08/02/19[1,3]	15,000,000	15,000,000
Sumitomo Mitsui Trust Bank Ltd. 2.510%, due 07/08/19	15,000,000	14,928,883
2.560%, due 06/04/19	25,000,000	24,939,556
2.570%, due 08/09/19	25,000,000	24,821,528
2.600%, due 07/15/19	15,000,000	14,918,750
Toronto Dominion Bank Ltd. 2.460%, due 05/07/19	75,000,000	74,969,250
United Overseas Bank Ltd. 2.550%, due 06/12/19	40,000,000	39,881,000
Westpac Securities New Zealand Ltd.
3 mo. USD LIBOR + 0.120%, 2.749%, due 05/28/19[1,3]	16,000,000	16,000,000

		801,910,663

Banking-US—1.4%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.160%, 2.634%, due 11/07/19[1,3]	9,500,000	9,500,000
Citigroup Global Markets, Inc. 2.540%, due 08/08/19	10,000,000	9,930,150
2.540%, due 10/07/19	9,000,000	8,899,035
2.560%, due 10/15/19	19,000,000	18,774,364
J.P. Morgan Securities LLC 2.870%, due 07/08/19	19,000,000	18,896,999

		66,000,548

Energy-integrated—2.3%
Sinopec Century Bright Capital Investment Ltd. 2.550%, due 05/02/19	40,000,000	39,997,167
2.550%, due 05/03/19	25,000,000	24,996,458
2.550%, due 05/07/19	30,000,000	29,987,250
2.570%, due 05/02/19	17,000,000	16,998,787

		111,979,662

	Face Amount	Value
Commercial paper[2]—(concluded)
Finance-other—3.6%
CNPC Finance HK Ltd. 2.680%, due 05/01/19	$40,000,000	$40,000,000
2.680%, due 05/02/19	30,000,000	29,997,767
2.680%, due 05/07/19	10,000,000	9,995,533
2.700%, due 05/02/19	40,000,000	39,997,000
2.800%, due 05/15/19	15,000,000	14,983,667
Collateralized Commercial Paper Co. LLC
3 mo. USD LIBOR + 0.060%, 2.659%, due 11/26/19[1]	13,000,000	13,000,000
3 mo. USD LIBOR + 0.040%, 2.666%, due 11/26/19[1]	16,000,000	16,000,000
3 mo. USD LIBOR + 0.120%, 2.722%, due 06/25/19[1]	13,000,000	13,000,000

		176,973,967
Total Commercial paper (cost—$2,563,510,884)		2,563,510,884

Repurchase agreements—23.2%
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $343,763,400 US Treasury Bill, zero coupon due 07/11/19 and $114,767,000 US Treasury Note, 2.625% due 05/15/21; (value—$459,000,094); proceeds: $450,034,375	450,000,000	450,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.600% due 05/01/19, collateralized by $16,158,679 various asset-backed convertible bonds, zero coupon to 35.028% due 04/12/21 to 12/15/38; (value—$16,200,000); proceeds: $15,001,083	15,000,000	15,000,000
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized by $231,390,000 US Treasury Bill, zero coupon due 04/23/20 and $406,710,000 US Treasury Notes, 1.500% to 2.750% due 04/30/20 to 11/30/20; (value—$632,404,150); proceeds: $620,047,361	620,000,000	620,000,000
Repurchase agreement dated 04/30/19 with Goldman Sachs & Co., 2.690% due 05/01/19, collateralized by $6,155,000 Federal Farm Credit Bank obligations, 1.550% to 5.150% due 09/27/19 to 07/19/32 and $26,277,000 Federal Home Loan Bank obligations, zero coupon to 2.625% due 07/26/19 to 12/12/25; (value—$32,334,154); proceeds: $31,702,369	31,700,000	31,700,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.990% due 06/04/19, collateralized by 124,995 shares of various equity securities; (value—$16,050,021); proceeds: $15,036,129[4,5]	$15,000,000	$15,000,000
Total repurchase agreements (cost—$1,131,700,000)		1,131,700,000
Total investments (cost—$4,878,710,400 which approximates cost for federal income tax purposes)—99.9%		4,878,710,400

Other assets in excess of liabilities—0.1%		2,919,867
Net assets—100.0%		$4,881,630,267

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to page 29.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$477,000,000	$—	$477,000,000
Certificates of deposit	—	706,499,516	—	706,499,516
Commercial paper	—	2,563,510,884	—	2,563,510,884
Repurchase agreements	—	1,131,700,000	—	1,131,700,000
Total	$—	$4,878,710,400	$—	$4,878,710,400

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $541,288,139, represented 11.1% of the Fund’s net assets at period end.

[4]	Illiquid investment at period end. Illiquid assets, in the amount of $33,000,000, represented 0.7% of the Fund’s net assets at period end.
[5]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of April 30, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—90.3%
Alabama—1.7%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project) 2.250%, VRD	$5,200,000	$5,200,000
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 2.250%, VRD[1]	25,000,000	25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project), Series D, 2.250%, VRD[1]	8,900,000	8,900,000

		39,100,000

Alaska—0.5%
Alaska International Airports Revenue Refunding (System), Series A, 2.390%, VRD	7,345,000	7,345,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series C, 2.250%, VRD	3,820,000	3,820,000

		11,165,000

Arizona—0.4%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 2.150%, VRD	9,750,000	9,750,000

California—0.3%
County of Los Angeles Tax And Revenue Anticipation Notes 4.000%, due 06/28/19	7,500,000	7,528,751

Colorado—2.6%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 5.000%, due 06/27/19	10,000,000	10,052,891
Colorado State General Fund Tax And Revenue Anticipation Notes 4.000%, due 06/26/19	18,000,000	18,065,351
Denver City & County Certificates of Participation Revenue Refunding, Series A1, 2.300% , VRD	7,200,000	7,200,000
Series A2, 2.300% , VRD	10,605,000	10,605,000
Series A3, 2.300% , VRD	13,710,000	13,710,000

		59,633,242

District of Columbia—0.5%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 2.340%, VRD	11,000,000	11,000,000

	Face Amount	Value
Municipal bonds—(continued)
Florida—2.9%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 2.310%, VRD	$23,925,000	$23,925,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 2.340%, VRD	34,535,000	34,535,000
Pinellas County Health Facilities Authority Revenue (Health System BayCare Health), Series A1, 2.320%, VRD	6,900,000	6,900,000

		65,360,000

Georgia—0.4%
Cobb County School District, GO bonds 3.000%, due 12/18/19	10,000,000	10,083,002

Illinois—7.8%
Chicago O’Hare International Revenue (Third Lien), Series C, 2.410%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 2.260%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 2.410%, VRD	19,700,000	19,700,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Company Project), Series C, 2.370%, VRD	5,000,000	5,000,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 2.460%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 2.300%, VRD	10,700,000	10,700,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 2.330%, VRD	26,610,000	26,610,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 2.300%, VRD	2,400,000	2,400,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 2.370%, VRD	6,980,000	6,980,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 2.250%, VRD	9,305,000	9,305,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 2.380%, VRD	18,500,000	18,500,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 2.370%, VRD	$4,000,000	$4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 2.380%, VRD	34,760,000	34,760,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 2.380% , VRD	5,000,000	5,000,000
Series A-2D, 2.380% , VRD	5,000,000	5,000,000

		176,455,000

Indiana—9.3%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 2.220%, VRD	37,370,000	37,370,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series D, 2.150% , VRD	14,640,000	14,640,000
Series C, 2.300% , VRD	33,055,000	33,055,000
Series A, 2.330% , VRD	25,715,000	25,715,000
Indiana Finance Authority Hospital Revenue (Indiana University Obligated Group), Series B, 2.200%, VRD	18,510,000	18,510,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series B, 2.260%, VRD	5,925,000	5,925,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 2.330%, VRD	69,130,000	69,130,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured) 2.290%, VRD	7,500,000	7,500,000

		211,845,000

Maryland—2.3%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 2.470%, VRD	31,185,000	31,185,000
Montgomery County Consolidated Public (Improvement Bond), GO Bonds, Series E, 2.270%, VRD	13,405,000	13,405,000

	Face Amount	Value
Municipal bonds—(continued)
Maryland—(concluded)
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 2.400%, VRD	$8,390,000	$8,390,000

		52,980,000

Massachusetts—0.2%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 2.310%, VRD	5,255,000	5,255,000

Michigan—1.0%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 2.300%, VRD	22,600,000	22,600,000

Minnesota—0.8%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 2.150%, VRD	2,100,000	2,100,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 2.200%, VRD	15,400,000	15,400,000

		17,500,000

Mississippi—5.0%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 2.250% , VRD	22,055,000	22,055,000
Series A, 2.250% , VRD	6,490,000	6,490,000
Series C, 2.250% , VRD	9,640,000	9,640,000
Series C, 2.250% , VRD	6,280,000	6,280,000
Series C, 2.250% , VRD	16,550,000	16,550,000
Series D, 2.250% , VRD	8,575,000	8,575,000
Series G, 2.250% , VRD	32,065,000	32,065,000
Series I, 2.250% , VRD	7,375,000	7,375,000
Series D, 2.380% , VRD	1,525,000	1,525,000
Series B, 2.440% , VRD	2,400,000	2,400,000

		112,955,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—(continued)
Missouri—3.7%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 2.100% , VRD	$4,925,000	$4,925,000
Series C-3, 2.420% , VRD	10,000,000	10,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 2.200% , VRD	8,010,000	8,010,000
Series B-1, 2.300% , VRD	18,795,000	18,795,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 2.200% , VRD	14,600,000	14,600,000
Series C, 2.200% , VRD	3,200,000	3,200,000
Series D, 2.200% , VRD	7,200,000	7,200,000
Series B, 2.260% , VRD	2,200,000	2,200,000
Series A, 2.260% , VRD	1,500,000	1,500,000
St. Charles County Public Water Supply District No. 2 Refunding, Series A, 2.150%, VRD	13,175,000	13,175,000

		83,605,000

Nebraska—0.9%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children), Series A, 2.260%, VRD	7,845,000	7,845,000
Lancaster County Hospital Authority No.1 Revenue Refunding (Bryan Medical Center), Series B-1, 2.260%, VRD	13,400,000	13,400,000

		21,245,000

New Hampshire—0.5%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) 2.100%, VRD	11,415,000	11,415,000

New Jersey—0.2%
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 2.250%, VRD	4,690,000	4,690,000

	Face Amount	Value
Municipal bonds—(continued)
New York—24.8%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 2.300%, VRD	$3,130,000	$3,130,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 2.250% , VRD	12,000,000	12,000,000
Subseries A-1, 2.270% , VRD	32,795,000	32,795,000
Subseries E-1, 2.280% , VRD	23,960,000	23,960,000
Subseries E-4, 2.370% , VRD	4,000,000	4,000,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 2.390%, VRD	18,200,000	18,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-5, 2.220% , VRD	12,165,000	12,165,000
Series BB-1, 2.250% , VRD	16,675,000	16,675,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 2.290%, VRD	83,190,000	83,190,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 2.250% , VRD	40,130,000	40,130,000
Subseries D-4, 2.300% , VRD	37,750,000	37,750,000
Subseries E-4, 2.300% , VRD	4,800,000	4,800,000
Series C, 2.370% , VRD	21,690,000	21,690,000
Subseries C-6, 2.380% , VRD	4,000,000	4,000,000
New York City, GO bonds, Subseries L-4, 2.280% , VRD	55,600,000	55,600,000
Subseries B-3, 2.300% , VRD	11,300,000	11,300,000
Subseries F-3, 2.310% , VRD	5,000,000	5,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 2.250% , VRD	58,445,000	58,445,000
Series A-2, 2.400% , VRD	12,975,000	12,975,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 2.390%, VRD	$3,600,000	$3,600,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 2.400%, VRD	1,815,000	1,815,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 2.300%, VRD	1,705,000	1,705,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 2.300%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 2.300%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 2.250%, VRD	4,410,000	4,410,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 2.370%, VRD	2,750,000	2,750,000
Triborough Bridge & Tunnel Authority Revenue (General), Series F, 2.220% , VRD	10,000,000	10,000,000
Subseries B-2, 2.220% , VRD	7,150,000	7,150,000
Series C, 2.240% , VRD	9,675,000	9,675,000
Subseries B-3, 2.270% , VRD	27,485,000	27,485,000
Series 2005B-4C, 2.280% , VRD	10,885,000	10,885,000

		563,555,000

North Carolina—0.4%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 2.270%, VRD	2,200,000	2,200,000
Raleigh Durham Airport Authority Airport Revenue (Carolinas Healthcare), Series C, 2.280%, VRD	7,885,000	7,885,000

		10,085,000

	Face Amount	Value
Municipal bonds—(continued)
Ohio—1.6%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), Series CA, 2.260%, VRD	$1,450,000	$1,450,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 2.300%, VRD	23,675,000	23,675,000
Ohio (Common Schools), GO bonds, Series A, 2.100% , VRD	2,145,000	2,145,000
Series B, 2.100% , VRD	1,070,000	1,070,000
Series D, 2.380% , VRD	8,595,000	8,595,000

		36,935,000

Oregon—0.1%
Oregon Health & Science University Revenue, Series C, 2.260%, VRD	2,555,000	2,555,000

Pennsylvania—2.5%
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 2.370%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 2.370%, VRD	14,045,000	14,045,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 2.400%, VRD	3,100,000	3,100,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 2.370%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 2.370%, VRD	20,065,000	20,065,000

		55,710,000

Rhode Island—0.1%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 2.450%, VRD	1,000,000	1,000,000

South Carolina—0.9%
Charleston County School District, GO bonds, Series B, 5.000%, due 05/15/19	10,000,000	10,012,442
Richland County South Carolina, GO bonds, Series A, 3.000%, due 02/27/20	10,000,000	10,101,605

		20,114,047

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—(continued)
Tennessee—2.1%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 2.350% , VRD	$33,700,000	$33,700,000
2.350% , VRD	13,100,000	13,100,000

		46,800,000

Texas—11.2%
Austin Water & Wastewater Systems Revenue Refunding 2.320%, VRD	7,695,000	7,695,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 2.300% , VRD	40,455,000	40,455,000
Subseries C-2, 2.300% , VRD	39,770,000	39,770,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 2.300%, VRD	10,595,000	10,595,000
Harris County Hospital District Revenue Refunding (Senior Lien) 2.340%, VRD	1,815,000	1,815,000
Lower Neches Valley Authority Industrial Development Corp. (ExxonMobil Project), Subseries A-3,, 2.250%, VRD	1,050,000	1,050,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) 2.290% , VRD	1,650,000	1,650,000
2.290% , VRD	23,000,000	23,000,000
Texas State Veteran, GO Bonds 2.150% , VRD	8,000,000	8,000,000
2.380% , VRD	24,845,000	24,845,000
Texas State Transfers Revenue 4.000%, due 08/29/19	33,000,000	33,230,135
University of Texas Permanent University Fund Revenue (System), Series A, 2.280%, VRD	1,200,000	1,200,000
University of Texas University Revenue (Financing Systems), Series B, 2.200% , VRD	4,300,000	4,300,000
Series B, 2.200% , VRD	11,330,000	11,330,000
University of Texas University Revenue Refunding (Financing System), Series B, 2.280%, VRD	46,460,000	46,460,000

		255,395,135

	Face Amount	Value
Municipal bonds—(concluded)
Utah—1.6%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series D, 2.200% , VRD	$6,800,000	$6,800,000
Series C, 2.300% , VRD	2,950,000	2,950,000
Series C, 2.300% , VRD	26,895,000	26,895,000

		36,645,000

Virginia—2.1%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 2.410% , VRD	29,885,000	29,885,000
Series D, 2.410% , VRD	18,055,000	18,055,000

		47,940,000

Washington—0.1%
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace) 2.380%, VRD	3,050,000	3,050,000

Wisconsin—1.8%
Public Finance Authority Hospital Revenue (Wakemed), Series C, 2.300% , VRD	7,000,000	7,000,000
Series B, 2.370% , VRD	7,000,000	7,000,000
Wisconsin Health & Educational Facilities Authority Revenue, Series A, 2.300% , VRD	20,000,000	20,000,000
Series B, 2.300% , VRD	7,000,000	7,000,000

		41,000,000
Total municipal bonds (cost—$2,054,949,177)		2,054,949,177

Tax-exempt commercial paper—9.4%
California—0.3%
San Diego County Water Authority 1.700%, due 06/04/19	6,000,000	6,000,000

District of Columbia—0.2%
Washington D.C. Metropolitan Airport Authority 1.620%, due 05/24/19	5,000,000	5,000,000

Florida—0.5%
Miami-Dade County Water & Sewer Revenue 1.650%, due 05/16/19	3,700,000	3,700,000
1.650%, due 05/02/19	8,500,000	8,500,000

		12,200,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Tax-exempt commercial paper—(continued)
Georgia—0.3%
Emory University 1.620%, due 05/03/19	$7,000,000	$7,000,000

Illinois—1.3%
Illinois Educational Facilities Authority Revenue 1.650%, due 05/31/19	30,000,000	30,000,000

Massachusetts—0.7%
Harvard University 1.770%, due 07/09/19	10,000,000	10,000,000
1.750%, due 10/03/19	7,000,000	7,000,000

		17,000,000

Minnesota—0.7%
University of Minnesota 1.650%, due 06/04/19	15,500,000	15,500,000

New York—1.0%
New York State Power Authority 1.600%, due 05/08/19	22,000,000	22,000,000

Ohio—1.0%
Cleveland Clinic 1.850%, due 05/20/19	8,300,000	8,300,000
1.800%, due 06/19/19	5,000,000	5,000,000
1.800%, due 06/12/19	10,000,000	10,000,000

		23,300,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Texas—2.9%
Lower Colorado River Authority Revenue 1.630%, due 05/02/19	$21,099,000	$21,099,000
Methodist Hospital 1.650%, due 05/13/19	5,000,000	5,000,000
1.750%, due 06/04/19	15,000,000	15,000,000
University of Texas 1.530%, due 05/02/19	10,000,000	10,000,000
1.620%, due 06/03/19	9,000,000	9,000,000
1.870%, due 06/05/19	6,000,000	6,000,000

		66,099,000

Virginia—0.5%
University of Virginia 1.650%, due 05/02/19	5,200,000	5,200,000
1.600%, due 05/22/19	5,000,000	5,000,000

		10,200,000
Total tax-exempt commercial paper (cost—$214,299,000)		214,299,000
Total investments (cost—$2,269,248,177 which approximates cost for federal income tax purposes) — 99.7%		2,269,248,177

Other assets in excess of liabilities—0.3%		6,854,813
Net assets—100.0%		$2,276,102,990

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$2,054,949,177	$—	$2,054,949,177
Tax-exempt commercial paper	—	214,299,000	—	214,299,000
Total	$—	$2,269,248,177	$—	$2,269,248,177

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnote

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $33,900,000, represented 1.5% of the Fund’s net assets at period end.

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2019 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

April 30, 2019

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$12,558,311,410	$10,733,898,836	$8,713,107,167	$3,747,010,400	$2,269,248,177
Repurchase agreements	3,210,000,000	3,700,000,000	8,500,000,000	1,131,700,000	—
	15,768,311,410	14,433,898,836	17,213,107,167	4,878,710,400	2,269,248,177

Investments, at value
Investments	12,559,082,358	10,733,898,836	8,713,107,167	3,747,010,400	2,269,248,177
Repurchase agreements	3,210,000,000	3,700,000,000	8,500,000,000	1,131,700,000	—
Cash	879,527	3,106,613	8,070,638	584,536	9,036
Receivable for investments sold	—	—	—	—	1,000,000
Receivable for interest	11,819,724	5,302,016	4,171,671	3,125,851	6,203,080
Total assets	15,781,781,609	14,442,307,465	17,225,349,476	4,882,420,787	2,276,460,293

Liabilities:
Payable for investments purchased	—	161,391,420	—	—	—
Payable to affiliate	2,621,979	2,428,773	2,659,507	790,520	357,303
Total liabilities	2,621,979	163,820,193	2,659,507	790,520	357,303

Net assets, at value	$15,779,159,630	$14,278,487,272	$17,222,689,969	$4,881,630,267	$2,276,102,990

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the year ended April 30, 2019

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$297,945,387	$326,153,527	$379,948,579	$85,120,871	$38,438,033
Expenses:
Investment advisory and administration fees	12,227,737	14,951,564	17,384,283	3,537,942	2,620,771
Trustees’ fees and expenses	64,581	73,484	101,176	28,071	24,163
Total expenses	12,292,318	15,025,048	17,485,459	3,566,013	2,644,934
Net investment income	285,653,069	311,128,479	362,463,120	81,554,858	35,793,099
Net realized gain	41,014	253,159	685	—	—
Net change in unrealized appreciation	510,868	—	—	—	—
Net increase in net assets resulting from operations	$286,204,951	$311,381,638	$362,463,805	$81,554,858	$35,793,099

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$285,653,069	$84,310,664
Net realized gain	41,014	8,663
Net change in unrealized appreciation/depreciation	510,868	(386,387)
Net increase in net assets resulting from operations	286,204,951	83,932,940
Net increase in net assets from beneficial interest transactions	7,717,303,802	4,530,600,138
Net increase in net assets	8,003,508,753	4,614,533,078
Net assets:

Beginning of year	7,775,650,877	3,161,117,799
End of year	$15,779,159,630	$7,775,650,877

	Government Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$311,128,479	$168,920,555
Net realized gain (loss)	253,159	(140,090)
Net increase in net assets resulting from operations	311,381,638	168,780,465
Net decrease in net assets from beneficial interest transactions	(1,709,825,456)	(1,871,947,478)
Net decrease in net assets	(1,398,443,818)	(1,703,167,013)
Net assets:

Beginning of year	15,676,931,090	17,380,098,103
End of year	$14,278,487,272	$15,676,931,090

	Treasury Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$362,463,120	$192,464,538
Net realized gain	685	28,283
Net increase in net assets resulting from operations	362,463,805	192,492,821
Net decrease in net assets from beneficial interest transactions	(1,169,718,825)	(357,542,511)
Net decrease in net assets	(807,255,020)	(165,049,690)
Net assets:

Beginning of year	18,029,944,989	18,194,994,679
End of year	$17,222,689,969	$18,029,944,989

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$81,554,858	$24,630,400
Net realized gain	—	169
Net increase in net assets resulting from operations	81,554,858	24,630,569
Net increase in net assets from beneficial interest transactions	2,429,739,812	1,009,547,304
Net increase in net assets	2,511,294,670	1,034,177,873
Net assets:

Beginning of year	2,370,335,597	1,336,157,724
End of year	$4,881,630,267	$2,370,335,597

	Tax-Free Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$35,793,099	$25,073,238
Net increase in net assets resulting from operations	35,793,099	25,073,238
Net increase (decrease) in net assets from beneficial interest transactions	(1,087,651,672)	985,153,890
Net increase (decrease) in net assets	(1,051,858,573)	1,010,227,128
Net assets:

Beginning of year	3,327,961,563	2,317,734,435
End of year	$2,276,102,990	$3,327,961,563

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.08%	0.09%	0.10%	0.10%
Net investment income	2.32%	1.41%	0.52%	0.26%	0.11%
Supplemental data:
Total investment return[1]	2.31%	1.38%	0.64%	0.26%	0.11%
Net assets, end of year (000’s)	$15,779,160	$7,775,651	$3,161,118	$17,197,266	$14,120,131

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,		For the period from June 24, 2016[1] to April 30, 2017
	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.08%[2]
Net investment income	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.09%	0.06%
Net investment income	2.07%	1.08%	0.39%	0.08%	0.01%
Supplemental data:
Total investment return[1]	2.10%	1.08%	0.38%	0.09%	0.01%
Net assets, end of year (000’s)	$17,222,690	$18,029,945	$18,194,995	$11,883,911	$12,636,284

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,			For the period from January 19, 2016[1] to April 30, 2016
	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.00%[2,3]
Net investment income	2.29%	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	2.27%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$4,881,630	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.04%	0.04%
Net investment income	1.35%	0.93%	0.50%	0.03%	0.01%
Supplemental data:
Total investment return[1]	1.38%	0.91%	0.46%	0.03%	0.01%
Net assets, end of year (000’s)	$2,276,103	$3,327,962	$2,317,734	$1,377,088	$1,355,019

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Master Trust

Notes to financial statements

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below

Master Trust

Notes to financial statements

required minimums because of market conditions or other factors. If Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the year ended April 30, 2019, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Master Trust

Notes to financial statements

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2019, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$2,621,979
Government Master Fund	2,428,773
Treasury Master Fund	2,659,507
Prime CNAV Master Fund	790,520
Tax-Free Master Fund	357,303

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At April 30, 2019, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2019, and during the year ended April 30, 2019, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master

Master Trust

Notes to financial statements

Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2019, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	24,627,149
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	319,150,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$23,302,510,554	$13,108,820,052
Withdrawals	(15,585,206,752)	(8,578,219,914)
Net increase in beneficial interest	$7,717,303,802	$4,530,600,138

Government Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$41,871,149,616	$41,851,410,669
Withdrawals	(43,580,975,072)	(43,723,358,147)
Net decrease in beneficial interest	$(1,709,825,456)	$(1,871,947,478)

Treasury Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$40,183,445,154	$36,198,417,823
Withdrawals	(41,353,163,979)	(36,555,960,334)
Net decrease in beneficial interest	$(1,169,718,825)	$(357,542,511)

Master Trust

Notes to financial statements

Prime CNAV Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$4,397,532,247	$2,253,080,114
Withdrawals	(1,967,792,435)	(1,243,532,810)
Net increase in beneficial interest	$2,429,739,812	$1,009,547,304

Tax-Free Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$2,163,610,694	$2,439,842,988
Withdrawals	(3,251,262,366)	(1,454,689,098)
Net increase (decrease) in beneficial interest	$(1,087,651,672)	$985,153,890

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$1,084,769
Gross unrealized depreciation	(313,821)
Net unrealized appreciation	$770,948

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2019, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2019, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2019, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the five years in the period ended April 30, 2019
Government Master Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the two years in the period ended April 30, 2019 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
Prime CNAV Master Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the three years in the period ended April 30, 2019 and the period from January 19, 2016 (commencement of operations) through April 30, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and

Master Trust

Report of independent registered public accounting firm

brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

July 2, 2019

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 77 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 2007 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 10 investment companies (consisting of 48 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

Master Trust

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 78 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2007	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 72 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 2007	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 79 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2007	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Master Trust

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 59 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2007	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

Master Trust

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 51	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 40	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 41	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 62	Vice President	Since 2007	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head since June 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 55	Vice President	Since 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 61	Vice President and Assistant Secretary	Since 2007 and May 2019, respectively	Mr. Kemper is a managing director and interim Head of Compliance & Operational Risk Control—Americas (since June 2019) and previously had been general counsel of UBS AM—Americas region (from 2004 until June 2019). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since January 2017).
Joanne M. Kilkeary[2]; 51	Vice President, Treasurer and Principal Accounting Officer	Since 2007 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Igor Lasun[2]; 40	President	Since September 2018	Mr. Lasun is an executive director and head of fund development and management for UBS AM—Americas region (since September 2018) (prior to which he was a senior fixed income product specialist from 2007 to September 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 31	Vice President and Assistant Secretary	Since 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 41	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 53	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 59	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 13 investment companies (consisting of 67 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 45	Vice President	Since 2007	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 27 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 53	Vice President and Assistant Secretary	Since 2007	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 34	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since March 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 35	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[3]; 57	Vice President and Secretary	Since 2007 (Vice President) and Since May 2019 (Secretary)	Mr. Weller is an executive director (since 2017) and deputy general counsel (since February 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Keith A. Weller

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and

Principal Accounting Officer

Lisa DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Manager

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

© UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2019 and April 30, 2018, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $242,723 and $242,723, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2019 and April 30, 2018, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $14,310 and $14,310, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2018 and 2017 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2019 and April 30, 2018, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $0 and $41,950 respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2019 and April 30, 2018, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of September 14, 2016)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2019 and April 30, 2018 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2019 and April 30, 2018 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2019 and April 30, 2018 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2019 and April 30, 2018 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2019 and April 30, 2018 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2019 and April 30, 2018 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)

For the fiscal year ended April 30, 2019, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2019 and April 30, 2018, the aggregate fees billed by E&Y of $211,550 and $318,500, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2019	2018
Covered Services	$14,310	$56,260
Non-Covered Services	197,240	262,240

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed- End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant – Not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	July 8, 2019

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	July 8, 2019